SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue Recognition (Details) - New Dragonfly - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Customer deposits	$ 287		$ 434	$ 1,779
Shipping and handling costs	$ 4,042	$ 3,912	5,105	2,568
Accrual for sales allowances			$ 170	$ 0
Minimum
Disaggregation of Revenue [Line Items]
Payment term for distributors and OEMs	30 years		30 days
Term of product warranty provided			5 years
Maximum
Disaggregation of Revenue [Line Items]
Payment term for distributors and OEMs	60 days		60 days
Term of product warranty provided			10 years